Employees' Retirement Benefits (Schedule Of Fair Values of Pension Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 1,122,736	¥ 1,130,188	¥ 1,125,165
Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,796	4,900
Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	326,908	288,204
Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	105,254	93,119
Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	85,681	75,793
Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,770	2,102
Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	118,169	105,135
Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	82,325	81,700
Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,030	11,493
Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,985	9,952
Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,189	7,496
Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,809	10,045
Pension Plans, Defined Benefit | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	150,199	229,723
Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	203,026	208,349
Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,595	2,177
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,165,104	1,056,584	¥ 983,336
NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,984	7,859
NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	323,496	297,645
NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	91,110	80,603
NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	82,179	76,442
NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,178	1,268
NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	214,675	185,915
NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	124,158	114,284
NTT CDBP | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	20,298	17,921
NTT CDBP | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	28,994	25,881
NTT CDBP | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19,788	17,952
NTT CDBP | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18,382	16,522
NTT CDBP | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	94,532	92,753
NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	134,892	118,487
NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,438	3,052
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	612,583	551,350
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,796	4,900
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	321,925	284,344
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	84,970	74,756
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	417	515
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	118,150	105,135
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	82,325	81,700
Fair Value, Inputs, Level 1 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	748,331	676,356
Fair Value, Inputs, Level 1 | NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,984	7,859
Fair Value, Inputs, Level 1 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	318,634	292,603
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	81,565	75,534
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	346	161
Fair Value, Inputs, Level 1 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	214,645	185,915
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	124,157	114,284
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	508,561	576,665
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,983	3,860
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	105,254	93,119
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	711	1,037
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,353	1,587
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,030	11,493
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,985	9,952
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,189	7,496
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,809	10,045
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	150,199	229,723
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	203,026	208,349
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3	4
Fair Value, Inputs, Level 2 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	414,336	377,197
Fair Value, Inputs, Level 2 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,862	5,042
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	91,110	80,603
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	614	908
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	832	1,107
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	30
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	20,298	17,921
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	28,994	25,881
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19,788	17,952
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18,382	16,522
Fair Value, Inputs, Level 2 | NTT CDBP | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	94,532	92,753
Fair Value, Inputs, Level 2 | NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	134,892	118,487
Fair Value, Inputs, Level 2 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2	21
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,592	2,173
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,592	2,173
Fair Value, Inputs, Level 3 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,437	3,031
Fair Value, Inputs, Level 3 | NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1
Fair Value, Inputs, Level 3 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 2,436	¥ 3,031